Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax assets, net	$ 876,326	$ 809,700	$ 700,238
Deferred ISR in profit or loss	218,461	72,925	127,938
IMPAC recovery		(9,486)	(17,829)
Income tax effects recognized in other comprehensive income	5,043	3,187	(647)
Ending balance of deferred tax asset, net	$ 1,099,830	$ 876,326	$ 809,700